The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation	6 Months Ended
Jun. 30, 2024
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation	The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization
These unaudited condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on September 23, 2024.